Company Overview	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1. Company Overview

Blue Star Foods Corp. (“we”, “our”, the “Company”) is an international seafood company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company was formed under the laws of the State of Delaware. The Company’s current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, and steelhead salmon produced under the brand name Little Cedar Farms for distribution in Canada.

On November 26, 2019, Keeler & Co., a wholly-owned direct subsidiary of the Company, entered into an Agreement and Plan of Merger and Reorganization (the “Coastal Merger Agreement”) with Coastal Pride Company, Inc., a South Carolina corporation, Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company” or “Coastal Pride”), and The Walter F. Lubkin, Jr. Irrevocable Trust dated January 8, 2003 (the “Trust”), Walter F. Lubkin III (“Lubkin III”), Tracy Lubkin Greco (“Greco”) and John C. Lubkin (“Lubkin”), constituting all of the shareholders of Coastal Pride Company, Inc. immediately prior to the Coastal Merger (collectively, the “Sellers”). Pursuant to the terms of the Coastal Merger Agreement, Coastal Pride Company, Inc. merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Coastal Merger”).

Coastal Pride is a seafood company, based in Beaufort, South Carolina, that imports pasteurized and fresh crabmeat sourced primarily from Mexico and Latin America and sells premium branded label crabmeat throughout North America.

On April 27, 2021, the Company entered into a stock purchase agreement (the “Purchase Agreement”) with TOBC, and Steve Atkinson and Janet Atkinson (the “Sellers”), the owners of all of the capital stock of TOBC (the “TOBC Shares”), pursuant to which the Company acquired all of the TOBC Shares from the Sellers for an aggregate purchase price of CAD$4,000,000 for: (i) an aggregate of CAD$1,000,000 in cash (with each Seller receiving a pro rata amount based upon the total number of TOBC Shares held by such Seller); (ii) promissory notes in the aggregate principal amount of CAD$200,000 (the “Notes”) with the principal amount of each Seller’s Note based on such Seller’s pro rata portion of the TOBC Shares); and (iii) 987,741 shares of the Company’s common stock (representing CAD$2,800,000 of shares based on USD$2.30 per share) with each Seller receiving a pro rata portion of such shares based upon the total number of TOBC Shares held by such Seller.

On June 24, 2021, the Purchase Agreement was amended (the “Amendment”), to increase the Purchase Price up to an aggregate of CAD$5,000,000 and the acquisition closed. Pursuant to the Amendment, on August 3, 2021, an aggregate of 344,957 shares of the Company’s common stock (representing CAD$1,000,000 of additional shares calculated at USD$2.30 per share) was put in escrow until the 24-month anniversary of the closing. If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$1,300,000, the Sellers will receive all of the escrowed shares. If, as of the 24-month anniversary of the closing, TOBC has cumulative revenue of less than CAD$1,300,000, the Sellers will receive a prorated number of the escrowed shares based on the actual cumulative revenue of TOBC as of such date.

On June 24, 2021, the Company consummated the acquisition of TOBC. As a result of the acquisition, TOBC became a wholly owned subsidiary of the Company.

TOBC is a land-based recirculating aquaculture systems salmon farming operation, based in Nanaimo, British Columbia, Canada, which sells its steelhead salmon to distributors in Canada.

Note 1. Company Overview

Located in Miami, Florida, Blue Star Foods Corp. (“we”, “our”, the “Company”) is a sustainable seafood company. The Company’s main operating business, John Keeler & Co., Inc. has been in business for approximately twenty-five years. The Company was formed under the laws of the State of Delaware. The current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, the Philippines and China and distributing it in the United States, Canada and Europe under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh.

On November 8, 2018, the sole shareholder of John Keeler & Co., Inc., John Keeler, executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. (formerly A.G. Acquisition Group II, Inc.) and Blue Star Acquisition Corp. pursuant to which he exchanged his 500 shares, par value $1.00 per share in John Keeler & Co., Inc. for 15,000,000 shares, par value $0.0001 per share of the then outstanding 16,015,000 outstanding shares. As part of the merger, the net liabilities existing in the company as of the date of the merger totaling approximately $2,400 were converted to equity. The prior owners of Blue Star Foods Corp. received 750,000 shares of common stock as part of this transaction, and various service providers received 265,000 shares as compensation for their work on the transaction resulting in an expense and additional paid in capital of $530,001. Additionally, there were 725 Series A Preferred shares and 181,250 warrants issued to private placement offering investors for a total capital contribution of $725,000, 688 Series A Preferred shares and 172,000 warrants issued for settlement with prior investors which had a fair value of $688,000 and $81,353 respectively. Upon the close of the merger, there were 3,120,000 options to purchase common stock issued to Christopher Constable, the Company’s then Chief Financial Officer. Additionally, Carlos Faria, the Company’s then Chief Executive Officer, held options to purchase 104 shares of John Keeler & Co., Inc. prior to the merger. These options were immediately converted at closing to an option to purchase 3,120,000 shares of common stock in the Company.

The Merger was accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock had effective control of Blue Star Foods Corp. In addition, John Keeler & Co., Inc. had control of the combined entity through control of the Board by designating all four of the board seats. Additionally, all of John Keeler & Co., Inc.’s officers and senior executive positions continued as management of the combined entity after consummation of the Merger. For accounting purposes, John Keeler & Co., Inc. was deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Blue Star Foods Corp. Accordingly, John Keeler & Co., Inc.’s assets, liabilities and results of operations are the historical financial statements of the registrant, and the John Keeler & Co., Inc.’s assets, liabilities and results of operations have been consolidated with Blue Star Foods Corp effective as of the date of the closing of the Merger. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

On November 26, 2019, John Keeler & Co., Inc., a Florida corporation (the “Purchaser”), and wholly-owned direct subsidiary of the Company, entered into an Agreement and Plan of Merger and Reorganization (the “Coastal Merger Agreement”) with Coastal Pride Company, Inc., a South Carolina corporation, Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company), and The Walter F. Lubkin, Jr. Irrevocable Trust dated 1/8/03 (the “Trust”), Walter F. Lubkin III (“Lubkin III”), Tracy Lubkin Greco (“Greco”) and John C. Lubkin (“Lubkin”), constituting all of the shareholders of Coastal Pride Company, Inc. immediately prior to the Coastal Merger (collectively, the “Sellers”). Pursuant to the terms of the Coastal Merger Agreement, Coastal Pride Company, Inc. merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Coastal Pride Merger”).

Coastal Pride is a seafood company, based in Beaufort, South Carolina, that imports pasteurized and fresh crabmeat sourced primarily from Mexico and Latin America and sells premium branded label crabmeat throughout North America.